Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31,
(In thousands)	2023	2022
Office and computer equipment	$434	$430
Leasehold improvements	113	113
Internally developed software	5,789	4,050
Other software	67	68
Property and equipment, gross	$6,403	$4,661
Less: accumulated depreciation and amortization of software	(1,492)	(1,229)
Property and equipment, net	$4,911	$3,432